Net (Loss)/Profit per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share	The following table sets forth the computation of basic and diluted net (loss)/profit per share for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands, except for share and per share data
Numerator:
Net (loss)/profit	(4,811,713)	(1,363,651)	1,190,941
Net (income)/loss attributable to noncontrolling interests	(10,608)	16,851	2,590
Dilution impact of the convertible senior notes	—	—	21,250

Net (loss)/profit attributable to Bilibili Inc.’s shareholders for basic/dilutive net (loss)/profit per share calculation	(4,822,321)	(1,346,800)	1,214,781

Denominator:
Weighted average number of ordinary shares outstanding, basic	413,210,271	416,470,256	418,913,625
Dilutive share options and RSUs	—	—	7,110,797
Convertible senior notes	—	—	18,002,377
Weighted average number of ordinary shares outstanding, diluted	413,210,271	416,470,256	444,026,799
Net (loss)/profit per share, basic	(11.67)	(3.23)	2.85
Net (loss)/profit per share, diluted	(11.67)	(3.23)	2.74